PREFERRED LIMITED PARTNERS' EQUITY - Summary of Preferred Limited Partners' Equity (Details) shares in Thousands, $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CAD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of classes of share capital [line items]
Preferred limited partners' equity	$ 634		$ 634			$ 760
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	31,000		31,000		31,000
Dividends declared for the year ended			$ 20	$ 20
Preferred limited partners' equity	$ 634		634			760
Dividends paid	$ 9	$ 10	$ 20	20
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Carrying value					$ 175
Number of shares outstanding (in shares) | shares	7,000		7,000		7,000
Cumulative distribution rate (%)			5.50%
Earliest permitted redemption date			January 2026
Dividends declared for the year ended			$ 4	4
Preferred limited partners' equity	$ 128		$ 128			128
Series 7 (C$175) | Brookfield Renewable
Disclosure of classes of share capital [line items]
Carrying value					$ 175
Series 13 (C$250)
Disclosure of classes of share capital [line items]
Carrying value					$ 250
Number of shares outstanding (in shares) | shares	10,000		10,000		10,000
Cumulative distribution rate (%)			6.05%
Earliest permitted redemption date			April 2028
Dividends declared for the year ended			$ 6	5
Preferred limited partners' equity	$ 196		$ 196			196
Series 15 (C$175)
Disclosure of classes of share capital [line items]
Carrying value					$ 175
Number of shares outstanding (in shares) | shares	0		0		0
Cumulative distribution rate (%)			5.75%
Earliest permitted redemption date			April 2024
Dividends declared for the year ended			$ 2	4
Preferred limited partners' equity	$ 0		0			126
Series 17 ($200)
Disclosure of classes of share capital [line items]
Carrying value	$ 200		$ 200
Number of shares outstanding (in shares) | shares	8,000		8,000		8,000
Cumulative distribution rate (%)			5.25%
Earliest permitted redemption date			March 2025
Dividends declared for the year ended			$ 5	5
Preferred limited partners' equity	$ 195		$ 195			195
Series 18 (C$150)
Disclosure of classes of share capital [line items]
Carrying value					$ 150
Number of shares outstanding (in shares) | shares	6,000		6,000		6,000
Cumulative distribution rate (%)			5.50%
Earliest permitted redemption date			April 2027
Dividends declared for the year ended			$ 3	$ 2
Preferred limited partners' equity	$ 115		$ 115			$ 115